Debt And Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Debt and Other Long Term Liabilities [Table Text Block]

As of December 31, 2012 Dollars in thousands	Debt and Other Liabilities
	Current	Long-term	Total
Term loan	$15,312	$144,375	$159,687
Convertible debt	—	172,810	172,810
Redbox rollout agreement	217	3	220
Asset retirement obligations	—	14,020	14,020
Other long-term liabilities	—	9,971	9,971
Total	$15,529	$341,179	$356,708
As of December 31, 2011 Dollars in thousands	Debt and Other Liabilities
	Current	Long-term	Total
Term loan	$10,938	$159,687	$170,625
Convertible debt	—	179,697	179,697
Redbox rollout agreement	3,048	220	3,268
Asset retirement obligations	—	8,841	8,841
Other long-term liabilities	—	10,843	10,843
Total	$13,986	$359,288	$373,274

Schedule of Maturities of Long-term Debt [Table Text Block]
The Credit Facility matures on July 15, 2016, at which time all outstanding borrowings must be repaid. The term loan is subject to mandatory debt repayments of the outstanding borrowings. We made principal payments of $10.9 million and $4.4 million respectively on the term loan in 2012 and 2011. The following is the term loan repayment schedule:

Dollars in Thousands
Repayment Amount
Amount paid in 2011 and 2012	$15,313
2013	15,312
2014	19,687
2015	21,875
2016	102,813
Total Term Loan	$175,000

Schedule of Interest Expense Related to Convertible Debt [Table Text Block]
The following interest expense was recorded related to the Notes:

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Contractual interest expense	$8,000	$8,000	$8,000
Amortization of debt discount	7,109	6,551	6,037
Total interest expense related to the Notes	$15,109	$14,551	$14,037

Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non Cash Interest Expense [Table Text Block]
The remaining unamortized debt discount is expected to be recognized as non-cash interest expense as follows (in thousands):

Year	Non-cash Interest Expense
2013	$7,134
2014	5,039
Total unamortized discount	$12,173

Schedule Of Other Long Term Liabilities [Table Text Block]
Included in other long-term liabilities were primarily tenant improvements related to our office building renovation in Oakbrook Terrace, Illinois and Bellevue, Washington as well as the related unrecognized tax benefits as follows:

Dollars in thousands	December 31,
	2012	2011
Tenant improvement and deferred rent	$8,721	$9,269
Unrecognized tax benefit	1,250	1,574
Total other long-term liabilities	$9,971	$10,843